SUMMARY OF WARRANTS OUTSTANDING (Details)	12 Months Ended
	Oct. 31, 2022 shares Segment $ / shares	Oct. 31, 2022 shares Segment $ / shares	Oct. 31, 2021 shares $ / shares	Jan. 31, 2021 shares $ / shares	Jan. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants | shares	5,082,225	5,082,225	730,258	730,258
Exercise price of warrants | $ / shares	$ 4.75		$ 7.87	$ 7.87
Warrants one [member]
IfrsStatementLineItems [Line Items]
Number of warrants | Segment	181,869	181,869
Exercise price of warrants | $ / shares		$ 3.47
Warrants expiry date	Jun. 30, 2023
Warrants two [member]
IfrsStatementLineItems [Line Items]
Number of warrants | Segment	86,537	86,537
Exercise price of warrants | $ / shares	$ 2.85
Warrants expiry date	Jun. 30, 2023
Warrants three [member]
IfrsStatementLineItems [Line Items]
Number of warrants | Segment	461,852	461,852
Exercise price of warrants | $ / shares		$ 10.42
Warrants expiry date	Jun. 30, 2023
Warrants four [member]
IfrsStatementLineItems [Line Items]
Number of warrants | Segment	4,089,126	4,089,126
Exercise price of warrants | $ / shares	$ 4.16
Warrants expiry date	Aug. 04, 2027
Warrants five [member]
IfrsStatementLineItems [Line Items]
Number of warrants | Segment	262,841	262,841
Exercise price of warrants | $ / shares	$ 5.20
Warrants expiry date	Aug. 04, 2027
Warrants Six [Member]
IfrsStatementLineItems [Line Items]
Number of warrants | Segment	5,082,225	5,082,225